Condensed Financial Information Of Parent Company Statement Of Equity And Comprehensive Income (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2011	May 31, 2010
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 574,223		$ 427,578	$ 351,484
Beginning Balance, shares	158,379,387
Issuance of ADS shares for the exercises of employee share options	790		6,587	12,436
Share based compensation expense	24,125		15,045	16,183
Shares repurchase				(29,996)	[1]
Profit appropriation	(50,000)	[2]
Comprehensive income:
Net income	132,688		101,539	77,562
Foreign currency translation adjustment	8,576		23,250	(91)
Ending Balance	690,402		574,223	427,578
Ending Balance, shares	158,379,387		158,379,387
Common Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	1,540		1,518	1,500
Beginning Balance, shares	158,379,387		155,379,387	153,004,707
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares			3,000,000	4,000,000
Issuance of ADS shares for the exercises of employee share options	2		13	28
Non-vested equity shares vested	13		9	6
Shares repurchase				(16)	[1]
Shares repurchase, shares				(1,625,320)	[1]
Comprehensive income:
Ending Balance	1,555		1,540	1,518
Ending Balance, shares	158,379,387		158,379,387	155,379,387
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	186,585		164,975	166,370
Issuance of ADS shares for the exercises of employee share options	788		6,574	12,408
Non-vested equity shares vested	(13)		(9)	(6)
Share based compensation expense	24,125		15,045	16,183
Shares repurchase				(29,980)	[1]
Profit appropriation	(50,000)	[2]
Comprehensive income:
Ending Balance	161,485		186,585	164,975
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	323,432		224,755	147,102
Comprehensive income:
Net income	132,688		101,774	77,789
Ending Balance	386,971		323,432	224,755
Accumulated Other Comprehensive Income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	46,562		23,312	23,403
Comprehensive income:
Foreign currency translation adjustment	8,576		23,250	(91)
Ending Balance	55,138		46,562	23,312
Total Comprehensive Income [Member]
Comprehensive income:
Net income	132,688		101,539	77,562
Foreign currency translation adjustment	8,576		23,250	(91)
Total comprehensive income	141,264		124,789	77,471
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	574,223		427,567	351,246
Beginning Balance, shares	158,379,387
Issuance of ADS shares for the exercises of employee share options	790		6,587	12,436
Share based compensation expense	24,125		15,045	16,183
Shares repurchase				(29,996)
Profit appropriation	(50,000)
Comprehensive income:
Net income	132,688		101,774	77,789
Foreign currency translation adjustment	8,576		23,250	(91)
Ending Balance	690,402		574,223	427,567
Ending Balance, shares	158,379,387		158,379,387
Parent Company [Member] | Common Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	1,540		1,518	1,500
Beginning Balance, shares	158,379,387		155,379,387	153,004,707
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares			3,000,000	4,000,000
Issuance of ADS shares for the exercises of employee share options	2		13	28
Non-vested equity shares vested	13		9	6
Shares repurchase				(16)
Shares repurchase, shares				(1,625,320)
Comprehensive income:
Ending Balance	1,555		1,540	1,518
Ending Balance, shares	158,379,387		158,379,387	155,379,387
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	186,585		164,975	166,370
Issuance of ADS shares for the exercises of employee share options	788		6,574	12,408
Non-vested equity shares vested	(13)		(9)	(6)
Share based compensation expense	24,125		15,045	16,183
Shares repurchase				(29,980)
Profit appropriation	(50,000)
Comprehensive income:
Ending Balance	161,485		186,585	164,975
Parent Company [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	339,536		237,762	159,973
Comprehensive income:
Net income	132,688		101,774	77,789
Ending Balance	472,224		339,536	237,762
Parent Company [Member] | Accumulated Other Comprehensive Income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	46,562		23,312	23,403
Comprehensive income:
Foreign currency translation adjustment	8,576		23,250	(91)
Ending Balance	55,138		46,562	23,312
Parent Company [Member] | Total Comprehensive Income [Member]
Comprehensive income:
Net income	132,688		101,774	77,789
Foreign currency translation adjustment	8,576		23,250	(91)
Total comprehensive income	$ 141,264		$ 125,024	$ 77,698

[1]	In July 2009, the Company's board of directors approved the repurchase of up to US$30,000 of ADSs during the period from August 5, 2009 through December 31, 2009, during which time 1,625,320 ADSs representing 1,625,320 common shares were repurchased for US$29,996. All repurchases were recorded at cost and all related shares were subsequently retired.
[2]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000 which will be paid on September 29, 2012 to shareholders of record at the close of business on August 31, 2012.